Lease Arrangements - Lease Liabilities - Carrying Amounts and Discount Rate (Detail) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Current	$ 274,077	$ 264,543
Non-current	351,935	490,835
Lease liabilities recognized	$ 626,012	$ 755,378
Buildings
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Discount rate	6.00%	6.00%